INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of Inventories [Table Text Block]
	As at December 31,
	2022	2021
Ore stockpiles	45,306	31,845
Copper contained in concentrate	12,105	19,831
Molybdenum concentrate	417	310
Materials and supplies	35,018	27,885
	92,846	79,871